Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities

A summary of stock option activities is as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2017	9,251,640	1.43
Exercised	(2,415,666)	0.87
Granted	2,799,256	2.10
Expired	(292,934)	2.12
Cancelled	(25,000)	2.11
Outstanding at December 31, 2018	9,317,296	1.75
Exercised	(355,000)	0.76
Granted	1,921,424	1.72
Expired	(545,000)	2.12
Outstanding at December 31, 2019	10,338,720	1.76

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2019	2018
Risk-free interest rate	1.80%	1.99%
Expected option life in years	4 years	4 years
Expected stock price volatility	62%	65%
Expected dividend rate	0%	0%

Schedule of Stock Options Outstanding and Exercisable

A summary of the stock options outstanding and exercisable at December 31, 2019 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
0.77*	450,000	450,000	January 9, 2020
0.73**	2,125,000	2,125,000	November 27, 2020
3.16	457,500	457,500	September 29, 2021
2.24	325,000	325,000	June 1, 2022
2.12	2,030,540	2,030,540	August 1, 2022
2.25	600,000	600,000	September 12, 2022
1.96	100,000	66,667	January 15, 2023
2.11	2,239,256	1,492,837	March 5, 2023
2.11	100,000	66,667	April 27, 2023
1.96	110,000	73,333	September 14, 2023
1.74	1,701,424	567,141	January 31, 2024
1.49	50,000	16,667	March 15, 2024
1.20	50,000	16,667	August 16, 2024
	10,338,720	8,288,019

Number of RSUs [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities

A summary of restricted share unit activities is as follows:

Number of
RSUs

Outstanding at December 31, 2017	-
Granted	567,110
Outstanding at December 31, 2018	567,110
Vested	(113,208)
Granted	664,730
Cancelled	(155,284)
Outstanding at December 31, 2019	963,348